Right-of-use assets - Net carrying amount (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use-assets	$ 379	$ 45
Office Building
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use-assets	368	0
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use-assets	$ 11	$ 45